COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Accounts Payable And Accrued Expenses
Accounts payable:	2021	2020
Related parties (1)	$2,294,570	$1,507,418
General operating	4,788,291	3,797,069
Accrued interest on debt (2)	1,546,889	1,328,939
Credit card balances	169,035	173,972
Accrued payroll and other expenses	211,668	296,590
Taxes and fees payable	642,640	641,012
Unfavorable lease liability	-	121,140
Total	$9,653,093	$7,866,140

Future Minimum Lease Payments
2022	$4,239,881
2023	1,435,216
2024	1,173,068
2025	741,035
2026	190,846
Thereafter	73,032
Total operating lease liabilities	7,853,079
Amount representing interest	(899,050)
Total net present value	$6,964,028
2022	$966,759
2023	-
2024	-
2025	-
2026	-
Thereafter	-
Total financing lease liabilities	966,759
Amount representing interest	-
Total future payments (1)(2)	$966,759

Shares To Be Issued
2021
Convertible Promissory Notes	429,623,112
Series A Preferred Stock (1)	1,349,817,125
Series B Preferred Stock	2,588,693
Series D Preferred Stock	25,297,722
Stock Options and warrants	111,000,000
1,918,326,652